FAIR VALUE MEASUREMENTS - Held to maturity securities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity	$ 0
U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Held to maturity		$ 230,091,280
Gross Holding Gains		(7,515)
Fair Value		$ 230,098,795